Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 1,594	$ 779	$ 740
Additions	253	1,068	435
Amortization of special survey costs	(406)	(253)	(240)
Transfer to vessels held-for-sale	(529)		(156)
Balance December 31,	$ 912	$ 1,594	$ 779